INCOME TAX - Narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax benefit to recognize deferred tax asset	$ 4	$ 14
Income tax expense (benefit) relating to components of OCI	0	(2)
Deductible temporary differences	199
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	843	869
Net income tax recovery	$ 0	$ 35
Belgium – trading loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences | €			€ 19		€ 23
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences				$ 126		$ 126